Interim Condensed Consolidated Statement of Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Gross written premiums	$ 304,432	$ 266,772
Reinsurers’ share of insurance premiums	(97,411)	(80,078)
Net written premiums	207,021	186,694
Change in unearned premiums	(35,364)	(35,243)
Reinsurers’ share of change in unearned premiums	11,366	16,366
Net change in unearned premiums	(23,998)	(18,877)
Net premiums earned	183,023	167,817
Claims and claim adjustment expenses	(99,805)	(102,763)
Reinsurers’ share of claims	32,810	12,897
Net claims and claim adjustment expenses	(66,995)	(89,866)
Commissions earned	15,560	9,643
Policy acquisition costs	(49,859)	(39,032)
Net policy acquisition expenses	(34,299)	(29,389)
Net underwriting results	81,729	48,562
General and administrative expenses	(33,338)	(29,284)
Net investment income	4,155	9,330
Share of (loss) profit from associates	(24)	258
Impairment loss on insurance receivables	(2,071)	(1,121)
Other revenues	1,150	1,021
Other expenses	(1,258)	(1,438)
Change in fair value of derivative financial liability	3,619	(3,795)
Loss on foreign exchange	(12,700)	(3,175)
Profit before tax	41,262	20,358
Income tax	5	(1,932)
Profit for the period	$ 41,267	$ 18,426
Earnings per share Basic and diluted earnings per share attributable to equity holders (in Dollars per share)	$ 0.84	$ 0.38